The Argentine Economic Context	12 Months Ended
Dec. 31, 2020
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The Argentine Economic Context
43. THE ARGENTINE ECONOMIC CONTEXT
On October 27, 2019, Argentina held presidential elections, which ended up in the election of Alberto Fernández as President of the Nation, who was inaugurated on December 10, 2019 and started a process of changes in the decisions adopted by the previous administration. The priority of the new administration was to implement solutions for the difficulties in the economic and social areas. To this end, the national government has carried out the necessary efforts to renegotiate the payment of the external debt, and has incorporated measures aimed at preserving the reserves of the Central Bank of the Argentine Republic, reducing the fiscal deficit and obtaining improvements in productive capacity, among other various measures mentioned below.
The central issues of the macroeconomic scenario in Argentina are as follows:

a.	Economic Activity
The economic activity in 2019 showed a downturn that subsequently sustained remained stable and then increased due to the
COVID-19
pandemic in 2020. Certain sectors have had greater declines in activity, including the discontinuation of operations. In addition, unemployment has increased at a 13% rate, according to the latest information provided by INDEC in September 2020. As a measure to moderate the effects mentioned above, the national government has established certain financial aids for companies and extended until the end of April 2021 the ban on dismissals without cause and due to lack or reduction of work and force majeure, and for the whole year 2021 the obligation to double severance payments with certain limits.

b.	Fiscal Imbalance
The decrease in the activity and the subsequent reduction in collections led to a significant fiscal imbalance, with the Argentine economy estimated to fall by 10% in 2020, as compared to an estimated 4% decrease in the global GDP.

c.	Monetary Imbalance
This imbalance has been particularly driven by the issuance of money to finance the expansion of public spending allocated to subsidies to alleviate the effects of the
COVID-19
pandemic. These subsidies were granted through various instruments such as: (i) the Work and Production Assistance (“ATP”, for its acronym in Spanish) and Productive Recovery (“REPRO”, for its acronym in Spanish) programs, designed to assist companies in the payment of salaries and wages; (ii) Emergency Family Income (“IFE”, for its acronym in Spanish) intended to compensate for the loss or decrease of income of persons affected by the pandemic emergency; and ((iii) a credit line for SMEs with a 24% annual subsidized rate, and (iv) a 0% rate credit line for small taxpayers and self-employed workers. The imbalance due to money issuance is an inflation factor and also favors the widening of the exchange rate gap.

d.	International Reserves
The fall in the international reserves of the Central Bank of Argentina (“BCRA”), accompanied by an increase in its monetary liabilities, has led to a tightening of the foreign exchange regulations that imposed restrictions on the accumulation and use of foreign currency and on foreign payments, which in turn created a significant gap between the official exchange rate and that of freer foreign exchange markets.

e.	Sovereign Debt
The agreement reached in August 2020 with foreign private creditors for the exchange of notes for USD 63,500 million with maturities between 2029 and 2046 has been regarded as a positive aspect that made it possible to extend the first interest and principal payments until 2024 and represents savings of about USD 38 billion over the next 10 years. The agreement with private creditors makes it possible to better address a new debt-cancellation program with the International Monetary Fund (“IMF”), which is expected to take longer and can bring about a tax, labor, and pension reform.

f.	Inflation
The national consumer price index published by INDEC accumulated 36.1% in the year. This increase occurs in an inflation scenario repressed by the prevailing recession, and due to a framework of uncertainty that causes the population to accumulate or place funds in government-driven financial instruments.